Financial Instruments - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Loans and advances to banks	£ 5,927,000,000	£ 4,348,000,000
Financial investments	17,611,000,000	17,466,000,000
Fair value of financial instruments transferred from Level 2 to Level 3	0	0
Exposure to wrong-way risk	0	0
Impaired [member]
Disclosure of financial assets [line items]
Loans and advances to banks	0
Financial investments	0
Available for sale debt securities [Member]
Disclosure of financial assets [line items]
Fair value of debt securities transferred from Level 1 to Level 2	£ 0	£ 25,000,000